Long-term Debt - Components of Long-Term Debt (Detail) - EUR (€) € in Thousands		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Loan headquarter building	[1]	€ 26,648	€ 28,078
Other		15,179	18,392
Long-term debt		3,319,465	1,129,685
Less: current portion of long-term debt		247,672	4,211
Non-current portion of long-term debt		3,071,793	1,125,474
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount		243,292	254,339
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		489,497	0
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount		842,284	828,876
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		956,326	0
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Principal amount		€ 746,239	€ 0

[1]	This loan relates to our VIE, see Note 12.